Cover	Mar. 30, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Applied Digital Corporation, a Nevada corporation (the “Company,” “us”) with the Securities and Exchange Commission (the “SEC”) on June 2, 2025 (the “Original 8-K”). On March 30, 2026, the Company entered into a series of agreements intended to enhance the credit of the tenants under the data center leases for two of its three Polaris Forge 1 data centers in Ellendale, North Dakota: the Company’s 100 MW data center (“ELN-02”) and the Company’s 150 MW data center (“ELN-03”), both currently leased to CoreWeave, Inc. (“CoreWeave Parent”).
Document Period End Date	Mar. 30, 2026
Entity File Number	001-31968
Entity Registrant Name	APPLIED DIGITAL CORPORATION
Entity Central Index Key	0001144879
Entity Tax Identification Number	95-4863690
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3811 Turtle Creek Blvd.
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	427-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false